Significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2018
Significant accounting policies
Schedule of revenue

	For the three months ended
	March 31, 2018	March 31, 2017 (Pro forma)
Operating revenue
Tickets revenue	1,901.9	1,600.5
Travel related services	209.9	189.4

Total passenger revenue	2,111.8	1,789.9

Other revenue	101.6	88.5

Total revenue	2,213.4	1,878.4

Schedule of financial assets and liabilities under original measurement category and the current measurement category

	Original under IAS 39	Current under IFRS 9
Measurement category
Assets
Short-term investments	Held for trading	Fair value through profit of loss
Restricted investments	Fair value through profit of loss	Amortized cost
Trade and other receivables	Loans and receivables	Amortized cost except for credit card receivables which are measured at fair value through other comprehensive income
Derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting
Non-current related parties	Loans and receivables	Amortized cost
Long-term investments (TAP Convertible Bond)	Hybrid instrument recorded on its entity at fair value through profit or loss	Fair value through profit of loss
Non-current restricted investments	Fair value through profit of loss	Amortized cost
Security deposits and maintenance reserves	Loans and receivables	Amortized cost
Non-current derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Liabilities
Loans and financings	Amortized cost	Amortized cost
Accounts payable	Amortized cost	Amortized cost
Derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting
Non-current loans and financings	Amortized cost	Amortized cost
Non-current accounts payable	Amortized cost	Amortized cost
Non-current derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Schedule of pro forma balances of prior periods impact of the adoption of IFRS standards, if the company had previously adopted them

	Three months ended March 31, 2017
	As Previously Reported	Adjustments	Under new standards
Income Statement:
Passenger Revenue	1,600.5	189.4	1,789.9
Other Revenue	273.3	(184.8)	88.5
Other Operating Expenses	(141.0)	(0.5)	(141.5)
Deferred income tax and social contribution	(13.7)	(1.0)	(14.7)
Net Income	55.4	3.1	58.5

	December 31, 2017
	As Previously Reported	Adjustments	Under new standards
Balance Sheet:
Trade and other receivables	914.4	0.6	915.0
Air traffic liability	1.287.4	62.6	1.350.0
Deferred income taxes	326.9	(21.5)	305.4
Accumulated losses	(1,214.8)	(41.7)	(1,256.5)